Finance income and expenses - Finance expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income and expenses
Interest expenses	$ 150,371	$ 147,383	$ 100,584
Adjustments to financial liabilities in respect of estimated cashflows (see Note 12(b))	21,971
Net foreign currency exchange rate differences	13,718	8,351
Impairment losses on trade and other receivables	3,303	1,013	1,122
Total finance expenses	$ 189,363	$ 156,747	$ 101,706	[1]

[1]	(*)See also Note 2(f) with respect to the implementation of IFRS 16, commencing January 1, 2019.